Investment Properties (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commercial building [Member]
Statement Line Items [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%	10.00%	10.00%
Price per square meter	$ 1,094	$ 1,139	$ 1,122	$ 1,139
Impact on statement of income for the increase in price per square meter	1,956,599	2,031,247	2,006,330	2,031,248
Impact on statement of income for the decrease in price per square meter	$ (1,956,599)	$ (2,031,247)	$ (2,006,330)	$ (2,031,248)
Land [Member]
Statement Line Items [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%	10.00%	10.00%
Price per square meter	$ 195	$ 151	$ 203	$ 151
Impact on statement of income for the increase in price per square meter	418,867	1,078,458	564,901	1,034,274
Impact on statement of income for the decrease in price per square meter	$ (418,867)	$ (1,078,458)	$ (564,901)	$ (1,034,274)